Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D year category	Dec. 31, 2010 D year
Transfers of financial assets and variable interest entities
Number of primary categories of VIEs	3
Average maturity of CP (in days)	18	12
Average maturity of conduit's assets (in years)	2.5	3.5
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model	50.00%
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,396	1,432
Trading assets, consolidated VIEs	6,399	8,717
Other investments, consolidated VIEs	2,346	2,334
Net loans, consolidated VIEs	5,940	3,745
Premises and equipment, consolidated VIEs	646	72
Liabilities of consolidated VIEs (CHF million)
Trading liabilities, consolidated VIEs	1,286	188
Short-term borrowings, consolidated VIEs	6,141	4,333
Long-term debt, consolidated VIEs	14,858	19,739
Other liabilities, consolidated VIEs	746	840
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,396	1,432
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	19
Trading assets, consolidated VIEs	6,399	8,717
Investment securities, consolidated VIEs	41	72
Other investments, consolidated VIEs	2,346	2,334
Net loans, consolidated VIEs	5,940	3,745
Premises and equipment, consolidated VIEs	646	72
Loans held-for-sale, consolidated VIEs	11,174	15,470
Other assets, consolidated VIEs	1,828	4,100
Total assets of consolidated VIEs	29,789	35,942
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	221	54
Trading liabilities, consolidated VIEs	1,286	188
Short-term borrowings, consolidated VIEs	6,141	4,333
Long-term debt, consolidated VIEs	14,858	19,739
Other liabilities, consolidated VIEs	746	840
Total liabilities of consolidated VIEs	23,252	25,154
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,202	1,011
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	1,207	1,943
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	7,231	7,510
Other assets, consolidated VIEs	43	58
Total assets of consolidated VIEs	9,683	10,522
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	30	33
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	9,383	9,617
Other liabilities, consolidated VIEs	69	54
Total liabilities of consolidated VIEs	9,482	9,704
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	24	24
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	19
Trading assets, consolidated VIEs	728	1,392
Investment securities, consolidated VIEs	41	72
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	4,720	2,521
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	751	1,278
Total assets of consolidated VIEs	6,283	5,287
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	6,141	4,307
Long-term debt, consolidated VIEs	24	23
Other liabilities, consolidated VIEs	2	6
Total liabilities of consolidated VIEs	6,167	4,336
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	0	95
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	18	31
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	3,941	7,960
Other assets, consolidated VIEs	0	1
Total assets of consolidated VIEs	3,959	8,087
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	4,483	9,139
Other liabilities, consolidated VIEs	0	99
Total liabilities of consolidated VIEs	4,483	9,238
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	43	118
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	2,681	3,417
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	46
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	30	65
Total assets of consolidated VIEs	2,754	3,646
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	149
Short-term borrowings, consolidated VIEs	0	26
Long-term debt, consolidated VIEs	276	499
Other liabilities, consolidated VIEs	24	32
Total liabilities of consolidated VIEs	300	706
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	102	129
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	554	605
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	1,863	1,781
Net loans, consolidated VIEs	62	60
Premises and equipment, consolidated VIEs	564	39
Loans held-for-sale, consolidated VIEs	2	0
Other assets, consolidated VIEs	741	2,278
Total assets of consolidated VIEs	3,888	4,892
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	3	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	227	221
Other liabilities, consolidated VIEs	158	322
Total liabilities of consolidated VIEs	388	543
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	25	55
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0
Trading assets, consolidated VIEs	1,211	1,329
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	483	507
Net loans, consolidated VIEs	1,158	1,164
Premises and equipment, consolidated VIEs	82	33
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	263	420
Total assets of consolidated VIEs	3,222	3,508
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	221	54
Trading liabilities, consolidated VIEs	1,253	6
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	465	240
Other liabilities, consolidated VIEs	493	327
Total liabilities of consolidated VIEs	2,432	627
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	10,301	9,953
Net loans, non-consolidated VIEs	9,749	10,662
Other assets, non-consolidated VIEs	423	112
Total variable interest assets, non-consolidated VIEs	20,473	20,727
Maximum exposure to loss (CHF million)
Maximum exposure to loss	23,178	25,896
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	224,134	238,367
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	126	130
Net loans, non-consolidated VIEs	0	332
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	126	462
Maximum exposure to loss (CHF million)
Maximum exposure to loss	153	634
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	7,093	10,491
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	5,497	3,847
Net loans, non-consolidated VIEs	123	145
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	5,620	3,992
Maximum exposure to loss (CHF million)
Maximum exposure to loss	7,056	7,686
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	113,845	115,024
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,449	2,426
Net loans, non-consolidated VIEs	1,627	1,634
Other assets, non-consolidated VIEs	32	80
Total variable interest assets, non-consolidated VIEs	3,108	4,140
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,505	4,270
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	58,815	66,068
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	834	645
Net loans, non-consolidated VIEs	4,742	6,520
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	5,576	7,165
Maximum exposure to loss (CHF million)
Maximum exposure to loss	6,051	7,936
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	23,633	31,006
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,395	2,905
Net loans, non-consolidated VIEs	3,257	2,031
Other assets, non-consolidated VIEs	391	32
Total variable interest assets, non-consolidated VIEs	6,043	4,968
Maximum exposure to loss (CHF million)
Maximum exposure to loss	6,413	5,370
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	20,748	15,778